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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2002

                  Check here if Amendment [ ]; Amendment Number


                             This Amendment:

                             [  ]  is a restatement.

                             [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    TRW Inc.

Address: 1900 Richmond Road, Cleveland, Ohio  44124

Form 13F File Number:  28-191

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:     David B. Goldston

Title:    Assistant General Counsel and Assistant Secretary

Phone:    (216) 291-7457

Signature, Place and Date of Signing:

/s/ David B. Goldston
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Lyndhurst, Ohio
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August 8, 2002
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TRW Investment Management Company ("TIMC") has filed a Form 13F relating to securities over which it has investment discretion. TIMC is a wholly-owned subsidiary of TRW Inc. Under Rule 13f-1(b) TRW Inc. may be deemed to have investment discretion with respect to securities over which TIMC has investment discretion. TRW Inc. disclaims investment discretion with respect to all such securities.

Report Type


[   ]   13F HOLDINGS REPORT.

[ X ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number:  28-201

Name:   TRW Investment Management Company